Financial statements preparation	6 Months Ended
Mar. 31, 2025
Financial statements preparation
Financial statements preparation

Note 1. Financial statements preparation

This general purpose Interim Financial Report for the half year ended 31 March 2025 has been prepared in accordance with Australian Accounting Standard AASB 134 Interim Financial Reporting and the Corporations Act 2001 (Cth) and is also compliant with International Accounting Standard IAS 34 Interim Financial Reporting.

The Interim Financial Report does not include all the notes of the type normally included in an Annual Financial Report. Accordingly, this Interim Financial Report is to be read in conjunction with the Annual Financial Report for the year ended 30 September 2024 and any relevant public announcements made by Westpac during the interim reporting period in accordance with the continuous disclosure requirements of the Corporations Act 2001 (Cth) and the ASX Listing Rules.

The Interim Financial Report complies with current Australian Accounting Standards (AAS) as they relate to Interim Financial reports.

The Interim Financial Report was authorised for issue by the Board of Directors on 4 May 2025.

All amounts have been rounded in accordance with ASIC Corporations (Rounding in Financial/Directors’ Reports) Instrument 2016/191, to the nearest million dollars, unless otherwise stated.

Accounting policies

The accounting policies adopted in the preparation of this Interim Financial Report are consistent with those in the Annual Financial Report for the year ended 30 September 2024.

Critical accounting assumptions and estimates

In preparing the Interim Financial Report, the application of the Group’s accounting policies requires the use of judgement, assumptions and estimates. The areas of judgement, assumptions and estimates in the Interim Financial Report, including the key sources of estimation uncertainty, are consistent with those in the Annual Financial Report for the year ended 30 September 2024 with the exception of the below.

Geopolitical developments in the lead up to 31 March 2025, including in relation to international trade and tariff policies, have led to heightened uncertainty as to future economic forecasts and potential impacts on the Group and its customers. Responding to this heightened uncertainty, the Group has increased the weighting of the downside scenario used in the estimate of expected credit losses from 42.5% to 45% (refer to Note 9 (pages 90-94) for further details). These developments have continued following 31 March 2025, and as a result estimates of expected credit losses are subject to a higher than usual level of uncertainty.

Future developments

(i)	Accounting standards

AASB 9 Financial Instruments (AASB 9) became effective for the Group for the financial year ended 30 September 2019. When adopted, as permitted by the standard, the Group elected to continue to comply with the hedge accounting requirements under AASB 139. The Group intends to adopt the hedge accounting requirements of AASB 9 prospectively for the financial year beginning 1 October 2025. All the Group’s existing hedge accounting relationships will continue to qualify for hedge accounting. It is intended to introduce a new hedge accounting relationship under AASB 9 for our foreign currency term funding over cross currency basis risk. This will result in associated costs of hedging being reflected in a new cost of hedging reserve (COHR) rather than through the income statement. The quantum of the impact of this will be based on the valuation of the derivatives at the time.

AASB 18 Presentation and Disclosure in Financial Statements (AASB 18) was issued on 7 June 2024 and will be effective for the 30 September 2028 year end unless early adopted. AASB 18 will replace AASB 101 Presentation of Financial Statements. This standard will not change the recognition and measurement of items in the financial statements, but will impact the presentation and disclosure in the financial statements, including:

●	new categories and subtotals in the income statement to enhance comparability;
●	enhancing the disclosure of management defined performance measures; and
●	changes to the grouping of information in the financial statements to provide more useful information.

Westpac is continuing to assess the impact of adopting AASB 18.

AASB 2024-2 Amendments to Australian Accounting Standards – Classification and Measurement of Financial Instruments (AASB 2024-2) was issued on 29 July 2024 and is effective for the 30 September 2027 year end unless early adopted.

The amendments include:

●	changes to disclosures for investments in equity instruments designated at fair value through other comprehensive income and additional disclosures for financial instruments with contingent features that do not relate directly to basic lending risks and costs;

Note 1. Financial statements preparation (Continued)

●	guidance on derecognition of financial liabilities criteria when using an electronic payments system; and
●	guidance on assessing contractual cash flow characteristics of financial assets with environmental, social and corporate governance (ESG) and similar features.

Westpac is continuing to assess the impact of adopting AASB 2024-2.

(ii)	Other developments

AASB S1 General Requirements for Disclosure of Sustainability-related Financial Information (AASB S1) and AASB S2 Climate-related Disclosures (AASB S2) were issued by the AASB on 20 September 2024. AASB S1 is a voluntary standard while AASB S2 is mandatory. Both standards are effective for the Group for the 30 September 2026 year end unless early adopted.

These standards are Australian Sustainability Reporting Standards which are issued by the AASB and set out the sustainability-related and climate-related financial disclosures for sustainability reports and general purpose financial reports. The main features of these standards are described below.

AASB S1

This Standard applies to reporting sustainability-related financial information across a range of possible sustainability topics, including climate-related financial disclosures that form part of an entity’s general-purpose financial reporting. It sets out general requirements for the presentation of those disclosures, guidelines for their structure and minimum requirements for their content (including disclosures on governance, strategy, risk management, and metrics and targets), the location of disclosures, the timing of reporting and disclosures relating to judgements, uncertainties and errors.

AASB S2

This standard sets out disclosure requirements in general purpose financial reports about climate-related risks and opportunities that could reasonably be expected to affect the entity’s cash flows, access to finance or cost of capital over the short, medium or long term. The main climate-related financial disclosure requirements relate to four key areas of governance, strategy, risk management, and metrics and targets. The standard also requires disclosures on scenario analysis and greenhouse gas emissions (Scope 1, 2 and 3). General requirements such as the conceptual foundations for reporting such information, the location of disclosures, the timing of reporting and disclosures relating to judgements, uncertainties and errors are also provided.

The Group is continuing to assess the impact of adopting AASB S1 and AASB S2.

Comparative revisions

Comparative information has been revised where appropriate to conform to changes in presentation in the current period and to enhance comparability.